SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Receivables [Abstract]
Beginning balance	$ 26,272	$ 23,982
Recovery	(16,776)
Write off	(2,366)
Foreign currency translation adjustments	(258)	2,290
Ending balance	$ 6,872	$ 26,272